Vanguard® Emerging Markets Bond Fund
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (5.1%)
	United States Treasury Note/Bond	4.125%	8/31/2030	9,097	9,261
	United States Treasury Note/Bond	4.125%	10/31/2031	18,000	18,288
[1,2,3]	United States Treasury Note/Bond	1.375%	11/15/2031	219,432	191,241
[3]	United States Treasury Note/Bond	1.875%	2/15/2032	32,500	29,006
	United States Treasury Note/Bond	3.875%	8/15/2033	6,799	6,749
	United States Treasury Note/Bond	3.125%	2/15/2043	19,521	15,824
	United States Treasury Note/Bond	3.000%	8/15/2052	11,695	8,396
Total U.S. Government and Agency Obligations (Cost $277,381)					278,765
Corporate Bonds (13.0%)
Azerbaijan (0.5%)
[4]	Southern Gas Corridor CJSC	6.875%	3/24/2026	24,785	24,929
Bahrain (0.1%)
	Bapco Energies BSC Closed	7.500%	10/25/2027	6,975	7,213
Brazil (0.5%)
	Braskem Netherlands Finance BV	4.500%	1/10/2028	2,360	976
	Braskem Netherlands Finance BV	4.500%	1/31/2030	2,679	1,042
	Braskem Netherlands Finance BV	5.875%	1/31/2050	3,536	1,223
	Petrobras Global Finance BV	5.125%	9/10/2030	8,101	7,954
	Petrobras Global Finance BV	6.250%	1/10/2036	7,350	7,203
[5]	Vale Overseas Ltd.	6.000%	2/25/2056	8,277	8,257
					26,655
Bulgaria (0.4%)
[6]	Bulgarian Energy Holding EAD	4.250%	6/19/2030	16,300	19,112
Chile (0.8%)
	Colbun SA	5.375%	9/11/2035	5,120	5,141
	Corp. Nacional del Cobre de Chile	3.000%	9/30/2029	3,632	3,448
	Corp. Nacional del Cobre de Chile	3.750%	1/15/2031	3,630	3,480
	Corp. Nacional del Cobre de Chile	5.950%	1/8/2034	7,216	7,534
	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	11,123	11,860
	Empresa Nacional del Petroleo	5.250%	11/6/2029	13,408	13,641
					45,104
El Salvador (0.1%)
	Comision Ejecutiva Hidroelectrica del Rio Lempa	8.650%	1/24/2033	6,796	7,293
Guatemala (0.4%)
[5]	Energuate Trust 2 0	6.350%	9/15/2035	18,982	18,953
Indonesia (0.1%)
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.875%	7/17/2029	3,000	2,926
Kazakhstan (0.2%)
	KazMunayGas National Co. JSC	5.375%	4/24/2030	9,902	10,123
	KazMunayGas National Co. JSC	5.750%	4/19/2047	807	763
	KazMunayGas National Co. JSC	6.375%	10/24/2048	1,354	1,367
					12,253
Malaysia (0.9%)
[5]	Petronas Capital Ltd.	5.340%	4/3/2035	9,391	9,745
	Petronas Capital Ltd.	5.340%	4/3/2035	5,000	5,188
[5]	Petronas Capital Ltd.	5.848%	4/3/2055	31,701	33,203
					48,136
Mexico (4.2%)
	Comision Federal de Electricidad	5.700%	1/24/2030	10,520	10,683
[7]	Comision Federal de Electricidad	5.000%	9/29/2036	4,789	4,479
	Petroleos Mexicanos	6.500%	3/13/2027	4,160	4,222
	Petroleos Mexicanos	6.500%	1/23/2029	8,845	8,985

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Petroleos Mexicanos	8.750%	6/2/2029	132,616	142,109
	Petroleos Mexicanos	6.840%	1/23/2030	8,210	8,335
	Petroleos Mexicanos	6.375%	1/23/2045	17,360	13,901
	Petroleos Mexicanos	5.625%	1/23/2046	1	1
	Petroleos Mexicanos	6.750%	9/21/2047	15,192	12,419
	Petroleos Mexicanos	6.350%	2/12/2048	15,456	12,073
	Petroleos Mexicanos	6.950%	1/28/2060	14,015	11,395
					228,602
Morocco (0.9%)
[5]	OCP SA	6.100%	4/30/2030	34,940	36,489
	OCP SA	6.100%	4/30/2030	10,600	11,092
					47,581
Oman (0.6%)
	OmGrid Funding Ltd.	5.196%	5/16/2027	17,552	17,647
	OQ SAOC	5.125%	5/6/2028	7,174	7,234
	Oryx Funding Ltd.	5.800%	2/3/2031	9,247	9,549
					34,430
Peru (0.2%)
	Petroleos del Peru SA	4.750%	6/19/2032	13,905	10,320
	Petroleos del Peru SA	5.625%	6/19/2047	2,316	1,469
					11,789
Saudi Arabia (0.4%)
	Suci Second Investment Co.	4.375%	9/10/2027	20,000	20,030
South Africa (0.1%)
	Bidvest Group UK plc	6.200%	9/17/2032	6,200	6,326
Trinidad & Tobago (0.2%)
[5,7]	Port of Spain Waterfront Development	7.875%	2/19/2040	10,416	10,387
Turkiye (0.5%)
	GDZ Elektrik Dagitim A/S	9.000%	10/15/2029	7,137	6,957
[5]	Turk Telekomunikasyon A/S	6.950%	10/7/2032	19,027	19,413
					26,370
United Arab Emirates (0.8%)
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	4,541	4,430
	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	31,562	28,605
	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/2036	13,710	12,114
					45,149
Uzbekistan (0.8%)
	Uzbekneftegaz JSC	4.750%	11/16/2028	16,791	16,144
[5]	Uzbekneftegaz JSC	8.750%	5/7/2030	24,560	26,300
					42,444
Venezuela (0.3%)
[8]	Petroleos de Venezuela SA	9.000%	11/17/2021	7,320	1,877
[7,8]	Petroleos de Venezuela SA	12.750%	2/17/2022	7,320	2,088
[7,8]	Petroleos de Venezuela SA	6.000%	5/16/2024	10,075	2,368
[7,8]	Petroleos de Venezuela SA	6.000%	11/15/2026	12,925	3,026
[8]	Petroleos de Venezuela SA	5.375%	4/12/2027	22,623	5,404
[7,8]	Petroleos de Venezuela SA	9.750%	5/17/2035	10,700	2,803
[8]	Petroleos de Venezuela SA	5.500%	4/12/2037	3,360	803
					18,369
Total Corporate Bonds (Cost $696,155)					704,051
Sovereign Bonds (74.4%)
Albania (0.1%)
[6]	Republic of Albania	4.750%	2/14/2035	4,066	4,837
Argentina (4.1%)
[7]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	2,700	2,716
	Republic of Argentina	1.000%	7/9/2029	10,313	9,180
	Republic of Argentina	5.000%	1/9/2038	68,720	53,355
[9]	Republic of Argentina, 1.750% coupon rate effective 7/9/2027	0.750%	7/9/2030	135,089	114,952
[9]	Republic of Argentina, 4.375% coupon rate effective 7/9/2027	4.125%	7/9/2046	62,680	44,660
					224,863

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Azerbaijan (0.4%)
[7]	Republic of Azerbaijan	3.500%	9/1/2032	25,235	23,704
Bahrain (0.1%)
	Kingdom of Bahrain	5.450%	9/16/2032	6,972	6,767
Benin (0.4%)
[7]	Benin Government International Bond	8.375%	1/23/2041	18,460	19,475
Bermuda (0.2%)
	Government of Bermuda	4.750%	2/15/2029	8,174	8,239
Brazil (2.4%)
	Federative Republic of Brazil	5.500%	2/4/2033	24,834	24,493
	Federative Republic of Brazil	6.625%	3/15/2035	87,578	90,217
	Federative Republic of Brazil	7.250%	1/12/2056	17,054	16,896
					131,606
Bulgaria (1.3%)
[6]	Republic of Bulgaria	3.500%	5/7/2034	6,582	7,769
[6]	Republic of Bulgaria	3.375%	7/18/2035	15,000	17,295
	Republic of Bulgaria	5.000%	3/5/2037	1	1
[6]	Republic of Bulgaria	4.125%	5/7/2038	20,249	24,052
[6]	Republic of Bulgaria	4.125%	7/18/2045	16,664	18,773
					67,890
Chile (0.8%)
	Republic of Chile	3.240%	2/6/2028	1,946	1,913
	Republic of Chile	2.550%	1/27/2032	22,194	19,865
[6]	Republic of Chile	3.800%	7/1/2035	19,156	22,538
					44,316
Colombia (0.6%)
	Republic of Colombia	7.500%	2/2/2034	15,118	15,755
	Republic of Colombia	4.125%	2/22/2042	8,300	5,705
	Republic of Colombia	4.125%	5/15/2051	13,500	8,325
					29,785
Costa Rica (1.3%)
	Republic of Costa Rica	6.125%	2/19/2031	18,077	19,014
	Republic of Costa Rica	7.000%	4/4/2044	15,000	16,396
	Republic of Costa Rica	7.158%	3/12/2045	19,600	21,685
[7]	Republic of Costa Rica	7.300%	11/13/2054	13,335	14,939
					72,034
Dominican Republic (6.6%)
	Dominican Republic	5.950%	1/25/2027	36,775	37,175
	Dominican Republic	6.000%	7/19/2028	24,909	25,535
	Dominican Republic	5.500%	2/22/2029	44,524	45,104
	Dominican Republic	4.500%	1/30/2030	42,383	41,357
[5]	Dominican Republic	7.050%	2/3/2031	5,467	5,873
	Dominican Republic	7.050%	2/3/2031	30,024	32,253
	Dominican Republic	4.875%	9/23/2032	54,364	52,357
	Dominican Republic	6.000%	2/22/2033	24,100	24,680
[5]	Dominican Republic	5.875%	10/28/2035	37,900	37,933
[5]	Dominican Republic	6.950%	3/15/2037	14,775	15,848
	Dominican Republic	6.950%	3/15/2037	34,900	37,434
					355,549
Ecuador (1.6%)
[7]	Republic of Ecuador	0.000%	7/31/2030	53,001	45,131
	Republic of Ecuador	6.900%	7/31/2030	42,982	42,481
					87,612
Egypt (2.5%)
	Arab Republic of Egypt	8.500%	1/31/2047	68,662	67,709
	Arab Republic of Egypt	7.903%	2/21/2048	25,186	23,392
	Arab Republic of Egypt	8.700%	3/1/2049	20,509	20,520
	Arab Republic of Egypt	8.150%	11/20/2059	26,387	24,836
					136,457
El Salvador (1.0%)
	Republic of El Salvador	8.625%	2/28/2029	4,127	4,395
[7]	Republic of El Salvador	9.250%	4/17/2030	19,320	20,966
[5,7]	Republic of El Salvador	9.650%	11/21/2054	15,182	17,346

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Republic of El Salvador	9.650%	11/21/2054	9,945	11,363
					54,070
Ghana (1.2%)
[5,7]	Republic of Ghana	0.000%	7/3/2026	330	324
[7]	Republic of Ghana	0.000%	7/3/2026	4,538	4,455
[5,9]	Republic of Ghana, 6.000% coupon rate effective 7/3/2028	5.000%	7/3/2029	23,385	22,973
[9]	Republic of Ghana, 6.000% coupon rate effective 7/3/2028	5.000%	7/3/2029	13,818	13,597
[5,9]	Republic of Ghana, 6.000% coupon rate effective 7/3/2028	5.000%	7/3/2035	7,180	6,560
[9]	Republic of Ghana, 6.000% coupon rate effective 7/3/2028	5.000%	7/3/2035	19,790	18,130
					66,039
Guatemala (1.2%)
	Republic of Guatemala	4.375%	6/5/2027	3,398	3,373
[5]	Republic of Guatemala	5.250%	8/10/2029	3,639	3,674
	Republic of Guatemala	5.250%	8/10/2029	29,593	29,879
[7]	Republic of Guatemala	4.900%	6/1/2030	25,138	25,033
	Republic of Guatemala	5.375%	4/24/2032	4,417	4,457
					66,416
Honduras (0.1%)
	Republic of Honduras	8.625%	11/27/2034	3,622	4,092
Hungary (4.6%)
[6]	Magyar Export-Import Bank Zrt	6.000%	5/16/2029	8,868	11,158
[6]	MFB Magyar Fejlesztesi Bank Zrt	4.375%	6/27/2030	7,880	9,450
	Republic of Hungary	6.125%	5/22/2028	12,960	13,445
	Republic of Hungary	5.250%	6/16/2029	32,330	33,013
[5]	Republic of Hungary	5.375%	9/26/2030	1,490	1,531
	Republic of Hungary	2.125%	9/22/2031	2,164	1,866
	Republic of Hungary	6.250%	9/22/2032	3,406	3,631
[6]	Republic of Hungary	5.375%	9/12/2033	39,394	49,485
	Republic of Hungary	5.500%	6/16/2034	3,607	3,663
	Republic of Hungary	6.000%	9/26/2035	13,477	14,035
[6]	Republic of Hungary	4.875%	3/22/2040	28,135	32,781
[5]	Republic of Hungary	6.750%	9/23/2055	21,950	22,874
	Republic of Hungary	6.750%	9/23/2055	48,015	50,165
					247,097
Indonesia (4.0%)
[5]	Perusahaan Penerbit SBSN Indonesia III	5.100%	7/2/2029	27,900	28,604
[5]	Perusahaan Penerbit SBSN Indonesia III	4.500%	12/1/2030	35,035	35,077
[6]	Republic of Indonesia	3.650%	9/10/2032	5,150	6,063
[6]	Republic of Indonesia	3.875%	1/15/2033	21,938	25,956
[6]	Republic of Indonesia	1.100%	3/12/2033	5,180	5,046
[6]	Republic of Indonesia	3.750%	10/16/2033	98,160	114,336
					215,082
Israel (0.8%)
[6]	State of Israel	1.500%	1/16/2029	8,786	9,826
	State of Israel	2.500%	1/15/2030	1,327	1,229
	State of Israel	5.375%	2/19/2030	6,770	6,986
	State of Israel	5.750%	3/12/2054	26,118	25,021
					43,062
Ivory Coast (1.0%)
[6,7]	Ivory Coast	5.875%	10/17/2031	17,520	20,737
[7]	Ivory Coast	6.125%	6/15/2033	12,795	12,806
	Republic of Cote d'Ivoire	5.750%	12/31/2032	6,100	6,127
[5,7]	Republic of Cote d'Ivoire	8.075%	4/1/2036	15,820	17,044
					56,714
Jamaica (0.1%)
[7]	Jamaica	6.750%	4/28/2028	5,020	5,171
Jordan (0.9%)
	Kingdom of Jordan	7.750%	1/15/2028	21,591	22,518
	Kingdom of Jordan	7.500%	1/13/2029	23,112	24,331
	Kingdom of Jordan	7.375%	10/10/2047	4,210	4,242
					51,091
Kazakhstan (2.1%)
	Baiterek National Managing Holding JSC	5.450%	5/8/2028	5,600	5,700
[10]	Development Bank of Kazakhstan JSC	10.950%	5/6/2026	3,450,000	6,640
[5]	Development Bank of Kazakhstan JSC	5.500%	4/15/2027	8,996	9,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Development Bank of Kazakhstan JSC	5.625%	4/7/2030	6,900	7,141
[5]	Republic of Kazakhstan	4.412%	10/28/2030	61,812	61,480
[5]	Republic of Kazakhstan	5.000%	7/1/2032	15,700	15,953
	Republic of Kazakhstan	5.000%	7/1/2032	8,862	9,031
					115,045
Latvia (0.9%)
[5]	Republic of Latvia	5.125%	7/30/2034	39,045	39,964
	Republic of Latvia	5.125%	7/30/2034	7,000	7,168
					47,132
Lebanon (0.2%)
[8]	Lebanon Republic	8.250%	4/12/2021	2,430	569
[8]	Lebanon Republic	6.100%	10/4/2022	2,250	523
[8]	Lebanon Republic	6.000%	1/27/2023	10,699	2,486
[8]	Lebanon Republic	6.650%	4/22/2024	8,173	1,898
[8]	Lebanon Republic	6.250%	11/4/2024	3,522	817
[8]	Lebanon Republic	6.850%	3/23/2027	7,043	1,629
[8]	Lebanon Republic	6.650%	11/3/2028	3,607	844
[8]	Lebanon Republic	6.650%	2/26/2030	4,900	1,140
[8]	Lebanon Republic	7.150%	11/20/2031	4,967	1,162
[8]	Lebanon Republic	7.000%	3/23/2032	3,607	845
[8]	Lebanon Republic	8.200%	5/17/2033	1,445	339
[8]	Lebanon Republic	8.250%	5/17/2034	1,445	339
					12,591
Lithuania (0.8%)
[6]	Republic of Lithuania	3.625%	3/10/2036	36,197	41,850
Mexico (5.0%)
	United Mexican States	2.659%	5/24/2031	2,083	1,855
	United Mexican States	4.750%	4/27/2032	42,268	41,150
	United Mexican States	5.850%	7/2/2032	101,926	104,721
	United Mexican States	5.375%	3/22/2033	60,733	60,155
	United Mexican States	6.875%	5/13/2037	20,156	21,501
[6]	United Mexican States	5.125%	3/19/2038	21,630	25,251
	United Mexican States	3.771%	5/24/2061	26,002	15,990
					270,623
Morocco (0.5%)
	Kingdom of Morocco	3.000%	12/15/2032	6,000	5,284
[6]	Kingdom of Morocco	4.750%	4/2/2035	1,525	1,828
	Kingdom of Morocco	4.000%	12/15/2050	30,979	22,566
					29,678
Nigeria (3.0%)
	Republic of Nigeria	8.375%	3/24/2029	34,835	37,094
	Republic of Nigeria	7.143%	2/23/2030	24,865	25,760
	Republic of Nigeria	8.747%	1/21/2031	24,010	26,223
[5]	Republic of Nigeria	9.625%	6/9/2031	5,600	6,357
	Republic of Nigeria	7.375%	9/28/2033	3,403	3,463
	Republic of Nigeria	10.375%	12/9/2034	15,290	18,140
[5]	Republic of Nigeria	8.631%	1/13/2036	27,893	30,017
[5]	Republic of Nigeria	9.130%	1/13/2046	10,511	11,275
	Republic of Nigeria	7.625%	11/28/2047	3,500	3,315
					161,644
Oman (2.3%)
	Sultanate of Oman	4.750%	6/15/2026	84,874	84,920
	Sultanate of Oman	5.375%	3/8/2027	17,170	17,357
	Sultanate of Oman	6.750%	10/28/2027	6,646	6,920
	Sultanate of Oman	5.625%	1/17/2028	14,360	14,686
					123,883
Pakistan (0.4%)
	Islamic Republic of Pakistan	7.375%	4/8/2031	17,520	17,482
	Islamic Republic of Pakistan	7.875%	3/31/2036	3,507	3,435
					20,917
Panama (0.9%)
	Republic of Panama	8.875%	9/30/2027	11,756	12,592
	Republic of Panama	3.875%	3/17/2028	11,353	11,149
	Republic of Panama	3.298%	1/19/2033	28,565	25,062
					48,803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Paraguay (2.0%)
	Republic of Paraguay	5.000%	4/15/2026	2,656	2,661
	Republic of Paraguay	4.700%	3/27/2027	13,044	13,124
[7]	Republic of Paraguay	4.950%	4/28/2031	57,995	58,859
[5]	Republic of Paraguay	6.650%	3/4/2055	12,225	13,255
	Republic of Paraguay	6.650%	3/4/2055	20,775	22,526
					110,425
Peru (2.8%)
	Republic of Peru	2.783%	1/23/2031	133,882	123,667
	Republic of Peru	5.875%	8/8/2054	25,760	25,432
					149,099
Romania (2.5%)
[5]	Romania	5.750%	9/16/2030	86,220	88,947
	Romania	5.750%	9/16/2030	6,930	7,163
	Romania	3.000%	2/14/2031	20,204	18,374
[6]	Romania	2.124%	7/16/2031	6,360	6,552
	Romania	3.625%	3/27/2032	3,080	2,816
	Romania	7.125%	1/17/2033	8,330	9,084
					132,936
Saudi Arabia (1.2%)
	Kingdom of Saudi Arabia	3.750%	1/21/2055	39,377	27,848
	KSA Sukuk Ltd.	4.303%	1/19/2029	34,753	34,900
					62,748
Senegal (0.1%)
[7]	Republic of Senegal	6.250%	5/23/2033	10,036	5,909
Serbia (2.3%)
[6]	Republic of Serbia	3.125%	5/15/2027	47,654	55,700
[6]	Republic of Serbia	1.500%	6/26/2029	43,710	47,585
	Republic of Serbia	2.125%	12/1/2030	23,458	20,533
					123,818
South Africa (2.7%)
	Republic of South Africa	4.300%	10/12/2028	560	556
	Republic of South Africa	4.850%	9/30/2029	51,884	51,918
	Republic of South Africa	5.750%	9/30/2049	32,548	27,374
[5]	Republic of South Africa	7.250%	12/11/2055	69,693	68,932
					148,780
Sri Lanka (0.5%)
[5,7]	Republic of Sri Lanka	4.000%	4/15/2028	4,028	3,862
[5,9]	Republic of Sri Lanka, 3.350% coupon rate effective 7/15/2027	3.100%	1/15/2030	7,762	7,372
[5,9]	Republic of Sri Lanka, 3.600% coupon rate effective 9/15/2027	3.350%	3/15/2033	6,000	5,171
[5,9]	Republic of Sri Lanka, 5.100% coupon rate effective 12/15/2027	3.600%	6/15/2035	5,638	4,285
[9]	Republic of Sri Lanka, 5.100% coupon rate effective 12/15/2027	3.600%	6/15/2035	7,336	5,575
					26,265
Turkiye (2.7%)
	Republic of Turkiye	7.625%	4/26/2029	7,885	8,476
	Republic of Turkiye	5.950%	1/15/2031	20,645	20,838
	Republic of Turkiye	7.125%	2/12/2032	59,408	62,890
	Republic of Turkiye	4.875%	4/16/2043	58,752	45,147
	Republic of Turkiye	5.750%	5/11/2047	13,995	11,461
					148,812
Ukraine (1.4%)
[5,9]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2030	2,547	1,508
[9]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2030	9,209	5,461
[5,9]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2035	4,563	2,579
[9]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2035	4,850	2,743
[9]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2036	17,357	9,838
[5,9]	Ukraine, 5.500% coupon rate effective 2/1/2027	4.000%	2/1/2032	1,580	1,174
[5,9]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2034	11,149	6,783
[9]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2034	18,400	11,221
[5,9]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2035	12,000	7,166
[9]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2035	18,777	11,235
[5,9]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2036	29,733	17,454
[9]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2036	2,100	1,238
					78,400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Arab Emirates (0.1%)
	Finance Department Government of Sharjah	3.625%	3/10/2033	3,400	3,027
Uzbekistan (1.8%)
[5,11]	Republic of Uzbekistan	15.500%	2/25/2028	78,700,000	6,850
[5]	Republic of Uzbekistan	7.850%	10/12/2028	10,210	10,934
	Republic of Uzbekistan	7.850%	10/12/2028	46,485	49,822
	Republic of Uzbekistan	5.375%	2/20/2029	16,612	16,707
[5,6]	Republic of Uzbekistan	5.100%	2/25/2029	11,513	13,974
					98,287
Venezuela (0.1%)
[8]	Republic of Venezuela	6.000%	12/9/2020	3,660	972
[8]	Republic of Venezuela	12.750%	8/23/2022	3,660	1,169
[8]	Republic of Venezuela	11.750%	10/21/2026	8,437	2,732
[8]	Republic of Venezuela	9.250%	5/7/2028	7,031	2,235
[8]	Republic of Venezuela	7.000%	3/31/2038	1,500	441
					7,549
Zambia (0.8%)
[9]	Republic of Zambia, 7.500% coupon rate effective 6/30/2031	5.750%	6/30/2033	45,508	44,806
Total Sovereign Bonds (Cost $3,832,651)					4,034,995
				Shares
Temporary Cash Investments (5.2%)
Money Market Fund (5.2%)
[12]	Vanguard Market Liquidity Fund (Cost $280,301)	3.780%		2,803,116	280,311
	Counterparty	Expiration Date	Exercise Price	Notional Value ($000)
Options Purchased (0.0%)
Foreign Currency Options (0.0%)
Call Options
USD	BNPSW	5/11/2026	MXN 19.250	105,215	832
Put Options
EUR	BARC	1/14/2026	USD 1.140	42,930	1
Total Options Purchased (Cost $2,370)					833
Total Investments (97.7%) (Cost $5,088,858)					5,298,955
Other Assets and Liabilities—Net (2.3%)					124,702
Net Assets (100.0%)					5,423,657
Cost is in $000.
1	Securities with a value of $120,354 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $31,441 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $1,107 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	Guaranteed by the Republic of Azerbaijan.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $812,800, representing 15.0% of net assets.
6	Face amount denominated in euro.
7	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8	Non-income-producing security—security in default.
9	Step bond.
10	Face amount denominated in Kazakhstan tenge.
11	Face amount denominated in Uzbekistani Som.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
EUR—euro.
MXN—Mexican peso.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Price	Notional Amount ($000)	Market Value ($000)
Foreign Currency Options
Call Options
EUR	BARC	1/14/2026	USD 1.228	42,930	—
Total Options Written (Premiums Received $403)					—
BARC—Barclays Bank plc.
EUR—euro.
USD—U.S. dollar.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	89	18,582	25
10-Year U.S. Treasury Note	March 2026	3,391	381,276	(1,307)
Long U.S. Treasury Bond	March 2026	128	14,796	(105)
Ultra 10-Year U.S. Treasury Note	March 2026	2,849	327,680	(1,073)
Ultra Long U.S. Treasury Bond	March 2026	2,612	308,216	(4,622)
				(7,082)

Short Futures Contracts
5-Year U.S. Treasury Note	March 2026	(5,872)	(641,837)	2,363
Euro-Bobl	March 2026	(1,159)	(158,217)	612
Euro-Bund	March 2026	(1,623)	(243,321)	1,765
Euro-Schatz	March 2026	(189)	(23,719)	22
				4,762
				(2,320)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Barclays Bank plc	3/18/2026	CAD	535	USD	390	1	—
Morgan Stanley Capital Services Inc.	3/18/2026	CLP	52,002,802	USD	56,813	999	—
State Street Bank & Trust Co.	3/18/2026	EUR	38,248	USD	44,744	370	—
State Street Bank & Trust Co.	3/18/2026	EUR	9,875	USD	11,675	—	(28)
JPMorgan Chase Bank, N.A.	3/18/2026	EUR	4,808	USD	5,633	38	—
JPMorgan Chase Bank, N.A.	3/18/2026	EUR	241	USD	284	—	—
BNP Paribas	5/13/2026	MXN	552,257	USD	29,460	795	—
Morgan Stanley Capital Services Inc.	3/18/2026	PLN	57,746	USD	16,041	37	—
Goldman Sachs & Co.	3/18/2026	PLN	1,369	USD	382	—	(1)
HSBC Bank plc	3/18/2026	TRY	564,609	USD	12,333	71	—
Bank of America, N.A.	3/18/2026	ZAR	448,306	USD	26,710	211	—
UBS AG	3/18/2026	USD	24,259	CZK	498,675	—	(28)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	696,694	EUR	590,511	172	—
UBS AG	3/18/2026	USD	1,883	EUR	1,596	—	—
State Street Bank & Trust Co.	3/18/2026	USD	975	EUR	826	1	—
JPMorgan Chase Bank, N.A.	3/18/2026	USD	435	EUR	369	—	(1)
Goldman Sachs & Co.	3/18/2026	USD	600	HUF	197,019	1	—
HSBC Bank plc	3/25/2026	USD	21,025	IDR	351,541,161	22	—

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Morgan Stanley Capital Services Inc.	3/18/2026	USD	27,171	MXN	497,242	—	(230)
Citibank, N.A.	3/18/2026	USD	26,773	ZAR	455,820	—	(600)
						2,718	(888)
CAD—Canadian dollar.
CLP—Chilean peso.
CZK—Czech koruna.
EUR—euro.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
MXN—Mexican peso.
PLN—Polish zloty.
TRY—Turkish lira.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Republic of Indonesia	12/21/2030	USD	45,359	1.000	648	177
Republic of South Africa	12/21/2030	USD	1,880	1.000	(29)	14
Republic of Turkiye	12/21/2030	USD	185,000	1.000	(8,323)	3,527
					(7,704)	3,718
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Republic of Turkiye/Ba3	6/22/2027	BANA	14,440	1.000	46	(252)	298	—

Credit Protection Purchased
Republic of Malaysia	12/21/2030	JPMC	15,030	(1.000)	(428)	(402)	—	(26)
Republic of Panama	12/21/2029	MSCS	15,699	(1.000)	(6)	374	—	(380)
					(434)	(28)	—	(406)
					(388)	(280)	298	(406)
1 Periodic premium received/(paid) quarterly.
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

Over-the-Counter Interest Rate Swaps
Termination Date	Future Effective Date[1]	Counterparty	Notional Amount ($000)[2]	Fixed Interest Rate Received (Paid)[3] (%)	Floating Interest Rate Received (Paid)[4] (%)	Value ($000)	Remaining Up-Front Premium Received (Paid) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
6/17/2027	6/17/2026	JPMC	2,725,300	(33.350)	0.000	(656)	—	—	(656)
						(656)	—	—	(656)
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Notional amount denominated in Turkish lira.
3	Fixed interest payment received/(paid) at maturity.
4	Based on the compound value of the Turkish Lira Overnight Reference Rate (TLREF) as of the most recent reset date. Floating interest payment received/(paid) quarterly.
JPMC—JPMorgan Chase Bank, N.A.
At December 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $2,973 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
1/2/2029	N/A	416,130[1]	12.804[2]	(14.900)[3]	(765)	(765)
1/2/2029	N/A	208,060[1]	13.117[2]	(14.900)[3]	(51)	(51)
6/18/2030	N/A	68,000,000[4]	2.482[5]	(2.840)[6]	(1,279)	(1,279)
6/18/2030	N/A	26,000,000[4]	2.382[5]	(2.840)[6]	(566)	(566)
9/18/2030	N/A	1,090,525[7]	3.589[8]	(3.470)[9]	(509)	(490)
6/18/2035	N/A	32,000[10]	3.930[11]	(4.415)[8]	(394)	(397)
9/19/2035	N/A	105,000[10]	4.610[11]	(4.400)[8]	(528)	(514)
					(4,092)	(4,062)
1	Notional amount denominated in Brazilian real.
2	Interest payment received/(paid) at maturity.
3	Based on Overnight Brazil CETIP Interbank Deposit Rate as of the most recent reset date. Interest payment received/(paid) at maturity.
4	Notional amount denominated in Korean won.
5	Interest payment received/(paid) quarterly.
6	Based on 3-month Korean won (KRW) Certificate of Deposit Rate as of the most recent reset date. Interest payment received/(paid) quarterly.
7	Notional amount denominated in Czech koruna.
8	Interest payment received/(paid) annually.
9	Based on 6-month Prague Interbank Offered Rate (PRIBOR) as of the most recent reset date. Interest payment received/(paid) semiannually.
10	Notional amount denominated in Polish zloty.
11	Based on 6-month Warsaw Interbank Offered Rate (WIBOR) as of the most recent reset date. Interest payment received/(paid) semiannually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Options: The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
D.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	278,765	—	278,765
Corporate Bonds	—	704,051	—	704,051
Sovereign Bonds	—	4,034,995	—	4,034,995
Temporary Cash Investments	280,311	—	—	280,311
Options Purchased	—	833	—	833
Total	280,311	5,018,644	—	5,298,955
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,787	—	—	4,787
Forward Currency Contracts	—	2,718	—	2,718
Swap Contracts[1]	—	4,016	—	4,016
Total	4,787	6,734	—	11,521
Liabilities
Options Written	—	—	—	—
Futures Contracts[1]	(7,107)	—	—	(7,107)
Forward Currency Contracts	—	(888)	—	(888)
Swap Contracts[1]	—	(5,124)	—	(5,124)
Total	(7,107)	(6,012)	—	(13,119)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.